CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) - JPY (¥) ¥ in Thousands		Common stock Class A Common	Common stock	Treasury stock	Additional paid-in capital	Accumulated deficit	Non-controlling interest	Total
Balance, beginning of period at Dec. 31, 2020		¥ 100	¥ 1,179,313	¥ (3,000)	¥ 1,018,146	¥ (1,703,302)		¥ 491,257
Balance, beginning of period (in shares) at Dec. 31, 2020		1	4,915,000
Balance, beginning of period (in shares) at Dec. 31, 2020				92,500
Increase (Decrease) in Stockholders' Equity:
Net loss						(990,731)		(990,731)
Issuance of common stock for exercise of over-allotment, net of issuance costs			¥ 43,821		43,821			87,642
Issuance of common stock for exercise of over-allotment, net of issuance costs (in shares)			60,000
Stock-based compensation					196,853			196,853
Vesting of option purchase consideration (Note 10)					6,636			6,636
Balance, end of period at Dec. 31, 2021		¥ 100	¥ 1,223,134	¥ (3,000)	1,265,456	(2,694,033)		(208,343)
Balance, end of period (in shares) at Dec. 31, 2021		1	4,975,000
Balance, ending of period (in shares) at Dec. 31, 2021				92,500
Increase (Decrease) in Stockholders' Equity:
Net loss						148,965		148,965
Balance, end of period at Dec. 31, 2022		¥ 100	¥ 1,223,134	¥ (3,000)	1,265,456	(2,545,068)		¥ (59,378)
Balance, end of period (in shares) at Dec. 31, 2022		1	4,975,000
Balance, ending of period (in shares) at Dec. 31, 2022				92,500				92,500
Increase (Decrease) in Stockholders' Equity:
Reduction in common stock and additional paid-in capital	[1]		¥ (1,203,234)		(1,265,456)	2,468,690
Net loss						(355,066)		¥ (355,066)
Balance, end of period at Jun. 30, 2023		¥ 100	¥ 19,900	¥ (3,000)		(431,444)		(414,444)
Balance, end of period (in shares) at Jun. 30, 2023		1	4,975,000
Balance, ending of period (in shares) at Jun. 30, 2023				92,500
Balance, beginning of period at Dec. 31, 2022		¥ 100	¥ 1,223,134	¥ (3,000)	1,265,456	(2,545,068)		¥ (59,378)
Balance, beginning of period (in shares) at Dec. 31, 2022		1	4,975,000
Balance, beginning of period (in shares) at Dec. 31, 2022				92,500				92,500
Increase (Decrease) in Stockholders' Equity:
Reduction in common stock and additional paid-in capital			¥ (1,203,234)		(1,306,707)	2,509,941
Net loss						115,404	¥ (355)	¥ 115,049
Gain on sale of shares of subsidiaries					154,853		5,437	160,290
Balance, end of period at Dec. 31, 2023		¥ 100	¥ 19,900	¥ (3,000)	113,602	80,277	5,082	¥ 215,961
Balance, end of period (in shares) at Dec. 31, 2023		1	4,975,000
Balance, ending of period (in shares) at Dec. 31, 2023				92,500				92,500
Increase (Decrease) in Stockholders' Equity:
Issuance of common stock from stock option exercises					8,101			¥ 8,101
Issuance of common stock from stock option exercises (in shares)			55,850,000					55,850
Net loss						(582,181)	(6,194)	¥ (588,375)
Balance, end of period at Jun. 30, 2024		¥ 100	¥ 19,900	¥ (3,000)	¥ 121,703	¥ (501,904)	¥ (1,112)	¥ (364,313)
Balance, end of period (in shares) at Jun. 30, 2024		1,000	5,030,850,000
Balance, ending of period (in shares) at Jun. 30, 2024				92,500,000				92,500

[1]	On March 31, 2023, upon the resolution of the stockholders, a reduction in the registered capital and additional reserved capital amount for common stock was approved in accordance with the Companies Act. As a result, the amounts were reclassified from registered capital and additional reserved capital for common stock to accumulated deficit.